Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (280,928)	¥ (229,664)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	532	559
Accrued pension and severance cost	(138,742)	(103,405)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(138,210)	(102,846)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets		1,106
Accrued expenses	(1,055)	(892)
Accrued pension and severance cost	(142,186)	(126,259)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (143,241)	¥ (126,045)